Segmented Information - Schedule of Information Relating to Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Sales to external customers	$ 281,165	$ 292,759	$ 302,317
Unadjusted gross profit	119,873	131,166	139,694
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Inter-segment sales	18,320	25,126	27,076
Retail Segment [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	114,210	120,554	125,749
Retail Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales to external customers	270,630	274,725	279,345
Other Segments [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	5,663	10,612	13,945
Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales to external customers	10,535	18,034	22,972
Other Segments [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Inter-segment sales	$ 18,320	$ 25,126	$ 27,076